CONDENSED STATEMENT OF CASH FLOWS (Unaudited)	8 Months Ended
Sep. 30, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (391,135)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(222,151)
Changes in operating assets and liabilities:
Prepaid expenses	(240,602)
Accrued expenses	280,690
Income taxes payable	29,152
Net cash used in operating activities	(544,046)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(414,000,000)
Net cash used in investing activities	(414,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	405,720,000
Proceeds from sale of Private Placement Warrants	10,280,000
Proceeds from promissory note - related party	191,000
Repayment from promissory note - related party	(191,000)
Payment of offering costs	(721,852)
Net cash provided by financing activities	415,303,148
Net Change in Cash	759,102
Cash - Beginning	0
Cash - Ending	759,102
Supplemental Disclosure of Non-Cash Activities:
Initial classification of common stock subject to possible redemption	395,812,140
Change in value of common stock subject to possible redemption	(390,130)
Deferred underwriting fee payable	$ 14,490,000